UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 31,318	$ 43,602	$ 51,080	$ 77,339
Other comprehensive income:
Unrealized net gain (loss) on qualifying cash flow hedging instruments	342	642	727	(3,474)
Amount reclassified from accumulated other comprehensive income (loss) to statements of operations	0	0	409	0
Other comprehensive income (loss)	342	642	1,136	(3,474)
Comprehensive income	31,660	44,244	52,216	73,865
Comprehensive income attributable to:
Partners’ capital in Golar LNG Partners LP	28,324	41,670	45,869	68,812
Non-controlling interest	$ 3,336	$ 2,574	$ 6,347	$ 5,053